Commitments and Contingencies - Schedule of Total Lease Cost for Operating and Financing Leases as well as Weighted Average Information for Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Operating lease cost	$ 772		$ 2,958
Financing lease cost:
Amortization of right-of-use asset	66	$ 65	260	$ 261	$ 201
Interest on lease liabilities	7		48
Total financing lease cost	73		308
Cash paid for amounts included in the measurement of liabilities:
Operating cash flows from operating lease	979		3,823
Operating cash flows from financing lease	$ 78		$ 312
Other information:
Weighted-average remaining lease term (in years) - operating lease	7 years 11 months 1 day		8 years 2 months 1 day
Weighted-average discount rate - operating lease	9.30%		9.30%
Weighted-average remaining lease term (in years) - financing lease	1 year 25 days		1 year 3 months 3 days
Weighted-average discount rate - financing lease	9.47%		9.47%